Financial Instruments - Summary of Consolidated Debt by Type of Instrument (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018 [1]
Disclosure of detailed information about financial instruments [line items]
Current maturities	$ (55)	$ (7)
Short- term	55	7
Short-term debt	62	45	[1]	$ 864
Long- term	9,303	9,266	[1]	$ 9,009
Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	1	31
Long- term	3,155	3,507
Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	1	31
Long- term	290	328
Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Long- term	2,865	3,179
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	6	7
Long- term	6,203	5,766
Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Long- term	6,044	5,606
Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	6	7
Long- term	159	160
Total bank loans and notes payables [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	7	38
Long- term	$ 9,358	$ 9,273
Bottom of range [member] | Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2020	2019
Bottom of range [member] | Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2021	2020
Bottom of range [member] | Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2023	2023
Bottom of range [member] | Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2020	2019
Top of range [member] | Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2024	2024
Top of range [member] | Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2022	2022
Top of range [member] | Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2026	2026
Top of range [member] | Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2025	2025

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.